Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ■ July 31, 2025 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Agency Adjustable Rate Mortgages (0.4%)
$1,586	Federal Home Loan Mortgage Corporation Conventional Pools: SOFR30A + 2.17%	6.123(a)%	09/01/54	$1,601,798
833	Government National Mortgage Association Various Pools:	3.064(a)	03/20/71	749,647
	Total Agency Adjustable Rate Mortgages (Cost $2,313,737)			2,351,445

	Agency Fixed Rate Mortgages (32.4%)
	Federal Home Loan Mortgage Corporation, Conventional Pools:
1,263		2.00	04/01/51 - 10/01/51	967,259
1,871		2.50	05/01/50 - 11/01/52	1,498,856
9,999		3.00	04/01/50 - 12/01/51	8,512,301
53		3.50	08/01/49	47,879
1,731		4.00	07/01/49 - 11/01/52	1,584,809
1,445		4.50	10/01/52	1,358,847
	Gold Pools:
393		3.50	06/01/42 - 09/01/47	363,924
227		4.00	12/01/41 - 10/01/44	216,473
250		4.50	03/01/41 - 01/01/49	244,317
41		5.00	12/01/40 - 05/01/41	41,687
5		5.50	07/01/37	5,275
8		6.00	12/01/37	8,307
3		6.50	06/01/29	3,518
13		7.50	05/01/35	13,915
5		8.00	08/01/32	5,302
9		8.50	08/01/31	9,892
	Federal National Mortgage Association, August TBA:
5,000	(b)	2.00	08/01/54	3,910,157
8,000	(b)	2.50	08/01/54	6,553,750
20,000	(b)	3.00	08/01/55	17,117,968
20,000	(b)	4.50	08/01/54	18,973,438
13,000	(b)	5.00	08/01/54	12,653,165
40,000	(b)	5.50	08/01/54	39,785,938
10,000	(b)	6.00	08/01/54	10,138,672
	Conventional Pools:
1,124		1.50	01/01/51 - 03/01/51	852,561
9,824		2.00	11/01/50 - 11/01/51	7,504,513
8,214		2.50	02/01/50 - 02/01/52	6,585,014
2,406		3.00	08/01/46 - 04/01/52	2,040,596
4,559		3.50	09/01/42 - 10/01/52	4,071,390

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ■ July 31, 2025 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
$737		4.00%	04/01/45 - 09/01/48	$693,924
348		4.50	08/01/40 - 08/01/49	331,694
58		5.00	12/01/40 - 07/01/41	59,056
4		5.50	08/01/37	3,829
4,400		6.00	07/01/53	4,480,918
117		6.50	02/01/28 - 11/01/33	121,207
8		7.00	10/01/30 - 06/01/32	8,164
16		7.50	08/01/37	16,490
15		8.00	04/01/33	15,343
16		8.50	10/01/32	16,576
	Government National Mortgage Association, August TBA:
5,400	(b)	4.00	08/20/54	4,973,003
3,700	(b)	5.00	08/20/54	3,611,744
6,900	(b)	6.00	08/20/54	6,995,387
4,000	(b)	6.50	08/20/54	4,106,043
	Various Pools:
2,191		2.50	03/20/50 - 04/20/51	1,821,369
986		3.00	09/20/49 - 08/20/50	847,000
1,622		3.50	05/20/43 - 10/20/50	1,448,497
851		4.00	07/15/44 - 11/20/51	782,918
1,323		4.50	12/20/48 - 08/20/54	1,256,103
3,512		5.00	05/20/41 - 12/20/54	3,435,971
5,204		5.50	08/20/54 - 12/20/54	5,221,166
835		6.00	08/20/52 - 08/20/54	851,211
1,360		6.50	11/20/52 - 08/20/54	1,409,162
2,973		7.00	12/20/52 - 08/20/64	3,059,480
249		7.50	10/20/53 - 08/20/54	258,754
1,758		8.00	07/20/54	1,788,403
	Total Agency Fixed Rate Mortgages (Cost $194,287,015)			192,683,135

	Asset-Backed Securities (18.2%)
	ABFC Trust,
217	Class A1, 1 Month Term SOFR + 0.89%	5.247(a)	10/25/33	215,622
182	Class M1, 1 Month Term SOFR + 1.01%	5.367(a)	02/25/34	181,829
109	Class M5, 1 Month Term SOFR + 1.06%	5.412(a)	07/25/34	104,325
1,236	ACE Securities Corp. Home Equity Loan Trust (c)	0.00	11/25/29	909,684
5,800	ACM Auto Trust, Class B (c)	9.21	08/20/31	5,974,491
	Amortizing Residential Collateral Trust,
408	Class A, 1 Month Term SOFR + 0.40%	5.074(a)	10/25/31	401,275
283	Class A1, 1 Month Term SOFR + 0.87%	5.227(a)	10/25/32	262,757

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ■ July 31, 2025 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Bayview Financial Revolving Asset Trust,
	$767	Class A1, 1 Month Term SOFR + 1.11% (c)	5.467(a)%	12/28/40	$822,613
	383	Class M2, 1 Month Term SOFR + 3.61% (c)	7.967(a)	12/28/40	1,376,339
	18	Bear Stearns Asset Backed Securities Trust, Class A3 1 Month Term SOFR + 1.41%	5.767(a)	10/27/32	18,404
	1,315	Business Loan Express Business Loan Trust, Class A 1 Month Term SOFR + 0.51% (c)	4.865(a)	10/20/40	1,224,158
	1,742	Cascade MH Asset Trust, Class A (c)	4.25	08/25/54	1,687,766
	404	Conseco Finance Corp., Class M1	7.75(a)	06/15/27	406,236
		CoreVest American Finance Trust, Class XA, IO
	2,233	(c)	2.863(a)	07/15/54	52,562
	482	(c)	3.66 (a)	08/15/53	5,953
	1,576	(c)	3.792(a)	12/15/52	9,001
	461	Countrywide Asset-Backed Certificates, Class M2 1 Month Term SOFR + 2.29% (c)	6.642(a)	03/25/33	474,186
	5,642	CWHEQ Revolving Home Equity Loan Trust, Class 2A 1 Month Term SOFR + 0.35%	4.696(a)	12/15/35	5,450,303
	493	Delta Funding Home Equity Loan Trust, Class A1A 1 Month Term SOFR + 0.93%	5.276(a)	09/15/29	472,240
		ECAF I Ltd.,
	19	Class A1 (Ireland) (c)	3.473	06/15/40	13,877
	325	Class A2 (Cayman Islands) (c)	4.947	06/15/40	290,724
	132	EquiFirst Mortgage Loan Trust, Class M7 1 Month Term SOFR + 3.11%	7.467(a)	10/25/34	123,875
		European Residential Loan Securitisation 2019-NPL1 DAC,
EUR	1,211	Class A, 1 Month EURIBOR + 3.25% (Ireland)	5.154(a)	07/24/54	1,397,730
	1,603	Class C, 1 Month EURIBOR + 7.25% (Ireland)	9.154(a)	07/24/54	1,785,951
	$239	Falcon Aerospace Ltd., Class A (Cayman Islands) (c)	3.597	09/15/39	234,407
	6,800	Finance of America HECM Buyout, Class M4 (c)	6.00 (a)	10/01/34	6,197,562
	138	Financial Asset Securities Corp. AAA Trust, Class A 1 Month Term SOFR + 0.52% (c)	4.879(a)	02/27/35	134,742
		FMC GMSR Issuer Trust,
	1,200	Class A (c)	3.62 (a)	07/25/26	1,140,750
	2,000	Class A (c)	4.45 (a)	01/25/26	1,948,964
	3,525	Class A (c)	6.19	04/25/27	3,533,300
	3,800	Class A (c)	6.559	09/25/29	3,828,371
	3,200	Class A (c)	7.90	07/25/27	3,235,167
	1,000	Class B (c)	4.36 (a)	07/25/26	942,250
	2,500	Class B (c)	10.07	07/25/27	2,578,430
	794	FortiFi, Class A (c)	6.23	09/20/59	784,917
	463	GAIA Aviation Ltd., Class A (Cayman Islands) (c)	3.967	12/15/44	447,794

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ■ July 31, 2025 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Harvest SBA Loan Trust,
	$2,084	Class A, SOFR30A + 2.25% (c)	6.684(a)%	12/25/51	$2,099,107
	1,513	Class A, SOFR30A + 3.25% (c)	7.684(a)	10/25/50	1,541,293
	1,252	JOL Air Ltd., Class A (Cayman Islands) (c)	3.967	04/15/44	1,240,021
	139	Kestrel Aircraft Funding Ltd., Class A (c)	4.25	12/15/38	137,762
		Lehman ABS Manufactured Housing Contract Trust,
	1,072	Class A	0.00 (d)	06/15/33	1,054,661
	60	Class B	6.63 (a)	04/15/40	60,225
	5,000	Loandepot GMSR Trust, Class A 1 Month Term SOFR + 2.85% (c)	7.19 (a)	05/16/30	5,012,947
	289	LoanMe Trust Prime, Class B (c)	6.00	09/15/34	288,597
		LSF11 Boson Investments Sarl Compartment 2,
EUR	2,564	Class A1, 3 Month EURIBOR + 2.00% (Spain)	4.049(a)	11/25/60	2,835,842
	$1,516	MASTR Asset Securitization Trust, Class M3 1 Month Term SOFR + 3.26%	7.617(a)	10/25/32	1,459,661
	61	Merrill Lynch Mortgage Investors Trust, Class B1 1 Month Term SOFR + 2.81%	7.167(a)	01/25/35	58,731
	235	METAL LLC, Class A (c)	4.581	10/15/42	156,062
	1,612	NALP Business Loan Trust, Class A (c)	6.49	12/27/49	1,626,636
	179	New Century Home Equity Loan Trust 1 Month Term SOFR + 0.91%	5.267(a)	11/25/33	109,612
		Newtek Small Business Loan Trust, Class A,
	756	Daily U.S. Prime Rate - 0.70% (c)	6.80 (a)	10/25/49	762,630
	635	Daily U.S. Prime Rate - 0.50% (c)	7.00 (a)	07/25/50	642,326
	3,783	NRM FNT1 Excess LLC, Class A (c)	7.398	11/25/31	3,828,324
	226	NRZ Excess Spread-Collateralized Notes, Class A (c)	3.844	12/25/25	223,869
	475	NRZ FHT Excess LLC, Class A (c)	4.212	11/25/25	471,967
		Oakwood Mortgage Investors, Inc.,
	15	Class A1	7.72	04/15/30	15,201
	49	Class A1	7.84 (a)	11/15/29	49,282
	849	Class A4	7.405(a)	06/15/31	64,136
	1,000	Ocwen Loan Investment Trust, Class M3 (c)	3.00 (a)	06/25/36	967,032
EUR	751	Palatino SPV, Class AR 6 Month EURIBOR + 2.50% (Italy)	4.556	12/01/45	820,156
	$2,366	Pioneer Aircraft Finance Ltd., Class B (c)	4.948	06/15/44	2,249,715
	4,131	PMT FMSR Issuer Trust, Class A 1 Month Term SOFR + 3.11% (c)	7.467(a)	03/25/26	4,157,462
	4,000	PNMAC GMSR Issuer Trust, Class A 1 Month Term SOFR + 3.20% (c)	7.552(a)	03/25/29	4,017,353
	2,959	PRET LLC, Class A1 (c)	6.708	04/25/55	2,980,401
EUR	559	Prosil Acquisition SA, Class A 3 Month EURIBOR + 2.00% (Spain)	4.026(a)	10/31/39	533,298

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ■ July 31, 2025 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
	$321	Quest Trust, Class M2 1 Month Term SOFR + 3.86% (c)	8.217(a)%	05/25/33	$355,453
	1,459	Raptor Aircraft Finance I LLC, Class A (c)	4.213	08/23/44	1,321,831
	1,810	RCO VIII Mortgage LLC, Class A1 (c)	6.435	05/25/30	1,812,866
	117	ReadyCap Lending Small Business Loan Trust, Class A Daily U.S. Prime Rate - 0.50% (c)	7.00 (a)	12/27/44	116,544
CAD	2,000	Retained Vantage Data Centers Issuer LLC, Class A2B (c)	5.25	09/15/48	1,438,309
	$4,292	Saluda Grade Alternative Mortgage Trust, Class A1 (c)	7.774	05/25/30	4,283,964
	266	Saxon Asset Securities Trust, Class M1 1 Month Term SOFR + 1.24%	5.592(a)	12/25/32	248,233
		Shenton Aircraft Investment Ltd.,
	594	Class A (c)	4.75	10/15/42	574,870
	189	Class B	5.75	10/15/42	160,138
		STAR Trust,
	2,100	Class D, 1 Month Term SOFR + 2.55% (c)	6.892(a)	05/17/39	2,119,920
	1,850	Class D, 1 Month Term SOFR + 2.95% (c)	7.292(a)	10/17/41	1,867,932
	3,500	Class F, 1 Month Term SOFR + 4.50% (c)	8.842(a)	05/17/39	3,509,295
	181	Start II Ltd., Class A (Bermuda) (c)	4.089	03/15/44	179,550
	195	Terwin Mortgage Trust, Class M1 1 Month Term SOFR + 0.94%	5.292(a)	03/25/35	191,747
	500	Tricolor Auto Securitization Trust, Class E (c)	8.35	04/15/31	515,975
	1,500	VINE Trust, Class E1 (c)	4.75	12/17/40	1,411,200
		Total Asset-Backed Securities (Cost $106,546,263)			108,240,691

		Collateralized Mortgage Obligations - Agency Collateral Series (1.7%)
		Federal Home Loan Mortgage Corporation, IO REMIC
	323	5.89% - SOFR30A	1.546(e)	11/15/43 - 06/15/44	27,392
	104		1.967(a)	10/15/39	5,491
	187		2.007(a)	08/15/42	8,719
	126		2.032(a)	04/15/39	6,896
	51		2.083(a)	10/15/41	3,057
	347		2.117(a)	09/15/41	21,012
	388		2.266(a)	10/15/40	21,746
	21		5.00	08/15/41	4,639
		IO REMIC PAC
	8,094		2.00	10/25/50	1,052,901
		IO STRIPS
	27		7.00	06/15/30	2,738
		REMIC
	56	12.00% - 2.67 x 1 Month USD LIBOR	0.191(e)	12/15/43	39,503
	77		3.50	02/15/42	70,738

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ■ July 31, 2025 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Federal National Mortgage Association, IO REMIC
$50	5.54% - SOFR30A	1.186(e)%	11/25/41	$748
353	5.94% - SOFR30A	1.586(e)	06/25/42	35,164
639		1.75 (a)	03/25/46	33,517
127		1.776(a)	03/25/44	7,668
23	6.44% - SOFR30A	2.086(e)	08/25/41	375
172		2.177(a)	10/25/39	9,657
	IO STRIPS
4		7.00	11/25/27	197
21		8.00	05/25/30 - 06/25/30	1,999
	REMIC
13		0.00 (a)	04/25/39	11,070
553		2.00	07/25/50	324,539
	REMIC PAC
196		5.00	07/25/50	189,744
	Government National Mortgage Association, IO REMIC
95		0.013(a)	12/20/62	243
1,622		0.017(a)	06/20/69	63,732
44		0.023(a)	01/20/63	140
41		0.058(a)	09/20/62	370
1		0.102(a)	04/20/62	10
82		0.102(a)	08/20/61	1,589
69		0.216(a)	10/20/62	2,943
70		0.227(a)	05/20/63	1,146
1		0.268(a)	10/20/61	59
16		0.27 (a)	05/20/61	814
17		0.285(a)	05/20/62	917
11		0.286(a)	05/20/62	580
98		0.302(a)	01/20/62	4
63		0.331(a)	12/20/67	1,937
15		0.334(a)	04/20/61	966
47		0.506(a)	11/20/61	4,730
8,491		0.588(a)	05/20/72	456,346
243		0.747(a)	08/20/58	2,547
240		0.833(a)	06/20/66	9,145
1,629		0.994(a)	07/20/69	79,925
1,265		1.046(a)	11/20/69	71,694
237		1.063(a)	08/20/63	3,933
5,842		1.079(a)	12/20/70	293,367
91		1.26 (a)	04/20/62	1,911
565		1.264(a)	06/20/63	23,300

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ■ July 31, 2025 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
$	—@		1.316(a)%	04/20/60	$4
	337		1.34 (a)	01/20/64	9,271
	3,038		1.374(a)	02/20/68	103,541
	684		1.487(a)	05/20/64	16,441
	228		1.506(a)	05/20/60	13,582
	192	5.89% - 1 Month Term SOFR	1.535(e)	08/20/42	19,370
	690		1.544(a)	05/20/64	24,823
	457		1.551(a)	10/20/64	10,543
	2,635		1.577(a)	08/20/69	161,828
	672		1.596(a)	08/20/67	19,555
	570		1.601(a)	05/20/63	18,929
	249		1.608(a)	09/20/65	3,432
	655		1.623(a)	11/20/60	43,712
	10,002		1.633(a)	07/20/66	314,828
	235	5.99% - 1 Month Term SOFR	1.635(e)	04/20/41 - 08/20/42	23,527
	100		1.639(a)	04/20/60	8,651
	182		1.65 (a)	04/20/63	7,533
	443		1.656(a)	09/20/66	12,923
	128		1.659(a)	03/20/68	4,503
	236	6.03% - 1 Month Term SOFR	1.675(e)	12/20/43	27,735
	1,411		1.754(a)	11/20/64	76,257
	852		1.77 (a)	07/20/67	24,302
	10,282		1.808(a)	06/20/65	348,014
	410		1.812(a)	10/20/66	11,809
	110	6.19% - 1 Month Term SOFR	1.835(e)	09/20/43	4,893
	410		1.877(a)	06/20/67	11,880
	449		1.885(a)	04/20/67	13,609
	1,729		1.907(a)	09/20/69	90,459
	1,164		1.924(a)	01/20/66	33,552
	289		1.928(a)	09/20/65	10,150
	1,205		1.951(a)	02/20/65	44,292
	1,250		1.952(a)	07/20/67	68,374
	264		1.975(a)	04/20/65	9,495
	27		1.993(a)	08/20/63	890
	6,344		2.00	11/20/50	814,959
	781		2.004(a)	06/20/64	46,763
	89	6.44% - 1 Month Term SOFR	2.096(e)	08/16/34	4,141
	3,320		2.155(a)	12/20/66	191,589
	3,675		2.159(a)	03/20/67	213,850
	8		2.21 (a)	02/20/63	344
	3,063		2.237(a)	05/20/67	114,683
	252		2.284(a)	03/20/67	10,777
	732		2.284(a)	06/20/67	38,436

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ■ July 31, 2025 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
$866		2.288(a)%	01/20/68	$53,428
2,267		2.289(a)	10/20/64	157,070
345		2.29 (a)	08/20/67	15,030
792		2.301(a)	11/20/67	25,872
188		2.315(a)	02/20/68	7,992
112		2.321(a)	07/20/65	6,526
195		2.325(a)	01/20/67	7,863
220		2.331(a)	01/20/68	9,559
51		2.332(a)	10/20/60	4,765
6,147		2.365(a)	06/20/66	214,478
745		2.367(a)	02/20/68	33,381
4,216		2.375(a)	02/20/68	185,432
282		2.377(a)	07/20/65	14,775
4		2.426(a)	07/20/63	410
10,385		2.426(a)	10/20/69	385,968
735		2.485(a)	10/20/67	18,403
985		2.497(a)	02/20/68	36,899
1,669		2.50	11/20/51	240,585
1,235		2.537(a)	09/20/64	88,944
51		2.538(a)	02/20/60	2,973
690		2.58 (a)	10/20/67	33,327
11,252		2.595(a)	04/20/66	570,935
1,012		2.609(a)	11/20/67	60,166
787		2.646(a)	10/20/67	42,279
3,697		2.653(a)	06/20/66	336,633
19		2.757(a)	03/20/62	1,659
7,367		2.773(a)	08/20/66	327,887
26		2.813(a)	05/20/62	3,952
356		2.874(a)	10/20/66	17,011
83		3.094(a)	04/20/62	11,514
27		3.224(a)	02/20/63	3,604
9,346		3.351(a)	10/20/67	748,871
903		3.50	10/16/42 - 05/20/43	151,222
21		3.622(a)	09/20/60	3,987
19		5.00	02/16/41	3,748
	IO REMIC PAC
30		3.50	06/20/41	797
15		4.50	05/20/40	579
8		5.00	10/20/40	337
	REMIC
15	1 Month Term SOFR + 0.56%	4.887(a)	02/20/61	14,527
6	1 Month Term SOFR + 0.81%	5.137(a)	08/20/63	6,068
1	1 Month Term SOFR + 0.88%	5.207(a)	02/20/66	722

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ■ July 31, 2025 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
	$699	Seasoned Credit Risk Transfer Trust	3.25%	11/25/64	$631,254
		Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $8,116,024)			10,411,539

		Commercial Mortgage-Backed Securities (4.0%)
		Bayview Commercial Asset Trust,
	1,053	1 Month Term SOFR + 0.47% (c)	4.827(a)	07/25/37	998,745
	375	1 Month Term SOFR + 0.56% (c)	4.917(a)	10/25/36	358,769
	1,143	1 Month Term SOFR + 0.58% (c)	4.932(a)	07/25/37	1,077,755
	425	1 Month Term SOFR + 0.65% (c)	5.007(a)	10/25/36	401,674
	651	1 Month Term SOFR + 0.67% (c)	5.022(a)	10/25/36	612,565
	370	1 Month Term SOFR + 0.77% (c)	5.127(a)	11/25/35	359,662
	524	1 Month Term SOFR + 1.76% (c)	6.117(a)	11/25/35	590,445
		BX Trust
	1,800	1 Month Term SOFR + 5.29% (c)	9.628(a)	05/15/38	1,827,193
	893	IO	0.719(a)	09/10/58	9
		Credit Suisse Mortgage Trust,
	816	1 Month Term SOFR + 3.57% (c)	7.916(a)	05/09/26	800,208
	4,523	1 Month Term SOFR + 3.83% (c)	8.171(a)	08/15/26	4,254,499
		GS Mortgage Securities Trust,
	126		3.345	07/10/48	120,947
	128	IO	0.286(a)	09/10/47	1
		Harvest Commercial Capital Loan Trust,
	1,554	(c)	5.964(a)	04/25/52	1,425,553
	1,913		6.164	10/25/56	1,934,421
	1,380	(c)	6.337(a)	09/25/46	1,317,635
	1,404	JP Morgan Chase Commercial Mortgage Securities Trust, IO	0.567(a)	12/15/49	6,673
	274	KGS-Alpha SBA COOF Trust, IO (c)	0.841(a)	08/25/38	3,933
	1,000	Natixis Commercial Mortgage Securities Trust (c)	4.135(a)	05/15/39	905,888
CAD	7,290	Real Estate Asset Liquidity Trust, IO (Canada) (c)	1.112(a)	02/12/55	178,883
	$506	Sutherland Commercial Mortgage Trust (c)	2.23 (a)	12/25/41	439,489
	8,189	UBS Commercial Mortgage Trust, IO	0.909(a)	03/15/51	158,923
	4,445	VCC Trust (c)	8.163	05/25/55	4,452,990
	1,519	Velocity Commercial Capital Loan Trust (c)	2.57 (a)	05/25/51	1,146,473
	625	Waterfall Commercial Mortgage Trust (c)	4.104(a)	09/14/22	615,310
		Total Commercial Mortgage-Backed Securities (Cost $23,563,954)			23,988,643

		Corporate Bonds (2.1%)
		Finance (2.1%)
	350	DP Facilities Data Center Subordinated Pass-Through Trust (c)	0.00	11/10/28	94,500

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ■ July 31, 2025 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
DKK	18,996	Nykredit Realkredit AS (Denmark)	4.00%	10/01/46	$2,924,812
	35,000	Nykredit Realkredit AS (Denmark)	4.00	10/01/56	5,286,422
	25,767	Realkredit Danmark AS (Denmark)	4.00	10/01/56	3,903,394
		Total Corporate Bonds (Cost $12,327,158)			12,209,128

		Mortgages - Other (40.3%)
	$1,563	A&D Mortgage Trust, Class A1 (c)	7.049	11/25/68	1,584,670
	3,325	ABFS Mortgage Loan Trust	0.00	04/25/34	402,920
	57	Adjustable Rate Mortgage Trust	5.046(a)	04/25/35	54,050
GBP	252	Alba 2005-1 PLC 3 Month GBP SONIA + 0.72% (United Kingdom)	4.957(a)	11/25/42	325,226
		ATLX Trust
	$1,700	(c)	3.85	04/25/63	1,585,952
	3,000	(c)	4.34 (a)	04/25/64	2,857,105
GBP	200	Banna RMBS DAC 3 Month GBP SONIA + 2.10% (United Kingdom)	6.339	12/30/63	265,306
		Bear Stearns Asset Backed Securities Trust
	$1,348	1 Month Term SOFR + 3.79%	8.142(a)	08/25/43	1,550,724
	413	25.26% - 3.29 x 1 Month USD LIBOR	10.959(e)	03/25/36	124,544
		Boston Lending Trust
	2,556	(c)	2.00 (a)	07/25/61	2,164,549
	4,053	(c)	3.25 (a)	05/25/62	3,801,616
		Brean Asset Backed Securities Trust
	5,181	(c)	4.00	09/25/63	4,805,919
	1,609	(c)	4.50	05/25/64	1,570,442
		Cascade Funding Mortgage Trust
	1,071	(c)	2.00 (a)	02/25/52	993,856
	15,000	(c)	3.00 (a)	05/25/34 - 03/25/35	13,440,825
	2,850	(c)	3.25 (a)	11/25/35 - 09/25/37	2,722,699
	16,161	(c)	4.00 (a)	08/25/34 - 05/25/55	13,060,514
	5,400	(c)	4.25 (a)	04/25/33	5,138,975
	1,876	(c)	6.405	11/25/29	1,883,418
	71	Cendant Mortgage Corp. (c)	6.00 (a)	07/25/43	71,244
		Champs Trust
	4,653	(c)	8.177(a)	04/25/60	4,847,727
	2,538	(c)	8.293(a)	01/25/60	2,634,524
	1,057	(c)	8.72 (a)	07/25/59	1,094,157
	2,153	(c)	9.251(a)	11/25/59	2,242,645
		CHL Mortgage Pass-Through Trust
	67		5.203(a)	05/20/34	62,029
	166		5.50	10/25/34	165,278
	59		6.00	12/25/36	32,429

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ■ July 31, 2025 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE

	$119		6.893(a)%	10/25/33	$115,861
	82	Citigroup Mortgage Loan Trust, Inc.
		1 Year CMT + 2.40%	6.31 (a)	11/25/35	81,593
		Countrywide Alternative Loan Trust
	30		5.50	01/25/36	16,490
	91		5.75	03/25/34	92,053
	70	40.02% - 6 x 1 Month USD LIBOR	13.22 (e)	05/25/37	64,325
	38	Countrywide Reperforming Loan REMIC Trust, REMIC (c)	8.50	06/25/35	37,628
		Credit Suisse First Boston Mortgage Securities Corp.
	1,020	(c)	0.00	12/29/31	865,986
	178		4.926(a)	05/25/34	168,647
	470		6.50	11/25/35	87,950
	220	1 Month Term SOFR + 3.41%	7.767(a)	02/25/32	210,974
	8,634	Ellington Financial Mortgage Trust (c)	5.00 (a)	07/25/54 - 05/25/55	8,291,764
		E-Mac DE BV
EUR	1,500	3 Month EURIBOR + 1.40% (Germany)	7.299(a)	11/25/54	980,999
	79	3 Month EURIBOR + 0.50% (Germany)	10.179(a)	05/25/52	90,237
		E-MAC NL BV
	98	3 Month EURIBOR + 0.18% (Netherlands)	4.199(a)	07/25/36	109,584
	55	3 Month EURIBOR + 0.23% (Netherlands)	6.439(a)	04/25/38	57,379
		E-MAC Program BV
	134	3 Month EURIBOR + 2.00% (Netherlands)	5.458(a)	01/25/48	144,357
	86	3 Month EURIBOR + 2.00% (Netherlands)	6.189(a)	04/25/48	92,729
	1,522	3 Month EURIBOR + 0.32% (Netherlands)	6.189(a)	07/25/46	1,423,055
		EMF-NL Prime BV
	33	3 Month EURIBOR + 0.80% (Netherlands)	2.842(a)	04/17/41	37,500
	200	3 Month EURIBOR + 0.85% (Netherlands)	2.892(a)	04/17/41	217,954
		Eurohome Italy Mortgages Srl, Class A,
	2,647	3 Month EURIBOR + 0.60% (Italy)	2.776(a)	11/02/54	2,856,698
		Eurohome Mortgages PLC
	134	3 Month EURIBOR + 0.21% (Ireland)	2.386(a)	08/02/50	145,293
		Eurosail-NL BV
	500	3 Month EURIBOR + 1.10% (Netherlands)	3.363(a)	04/17/40	566,355
	263	3 Month EURIBOR + 1.80% (Netherlands)	3.842(a)	10/17/40	299,993
	500	3 Month EURIBOR + 2.20% (Netherlands)	4.242(a)	10/17/40	572,048
		Federal Home Loan Mortgage Corporation, Whole Loan Securities Trust
	$4,096		2.50	02/01/52 - 04/01/52	3,274,690
	1,825		3.00	09/25/45 - 05/25/47	1,550,124

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ■ July 31, 2025 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE

	$745		3.50%	05/25/45 - 05/25/47	$651,392
	2,534	Finance of America Structured Securities Trust (c)	3.50	11/25/74	2,430,435
	101	Flagstar Mortgage Trust, Class A3 (c)	3.00 (a)	03/25/50	79,422
	495	Galton Funding Mortgage Trust (c)	4.00 (a)	02/25/59	471,849
EUR	390	Great Hall Mortgages No. 1 PLC 3 Month EURIBOR + 0.22% (United Kingdom)	2.221(a)	03/18/39	440,397
	$167	GSAA Trust	6.00	04/01/34	166,558
		GSR Mortgage Loan Trust
	36	1 Month Term SOFR + 0.36%	4.717(a)	03/25/35	21,990
	10		5.00	02/25/34	9,644
	2		5.50	11/25/35	2,084
	3	1 Year CMT + 1.75%	5.88 (a)	03/25/33	2,877
	217		6.00	09/25/35	218,150
	1,500	ICAP Trust, Class A1 (c)	6.472	07/25/30	1,503,171
		Impac CMB Trust
	976	1 Month Term SOFR + 0.63%	4.987(a)	11/25/35	884,375
	21	1 Month Term SOFR + 0.91%	5.262(a)	10/25/34	20,864
	286	IMS Ecuadorian Mortgage Trust (c)	3.40	08/18/43	277,332
	14	IndyMac INDX Mortgage Loan Trust	6.87 (a)	11/25/34	13,788
		JP Morgan Mortgage Trust
	80	(c)	3.00 (a)	10/25/50	63,429
	39		4.071(a)	12/25/34	35,022
	59	(c)	4.078(a)	07/27/37	55,009
EUR	400	Lansdowne Mortgage Securities No. 1 PLC 3 Month EURIBOR + 0.30% (Ireland)	2.275(a)	06/15/45	449,148
		LHOME Mortgage Trust
	$1,500	(c)	7.628	11/25/28	1,514,569
	2,375	(c)	8.00	06/25/28 - 08/25/28	2,388,886
	2,700	Loandepot GMSR Master Trust, Class A, 1 Month TERM SOFR + 3.15% (c)	3.15	07/16/30	2,713,482
GBP	348	Mansard Mortgages PLC 3 Month GBP SONIA + 0.72% (United Kingdom)	4.958(a)	10/15/48	447,022
	$172	MASTR Adjustable Rate Mortgages Trust	5.55 (a)	06/25/34	162,469
	112	MASTR Alternative Loan Trust	5.00	05/25/18	101,379
	1	MASTR Asset Securitization Trust	5.50	10/25/25	856
	92	MASTR Reperforming Loan Trust (c)	7.50	05/25/35	66,319
	271	MERIT Securities Corp. 1 Month USD LIBOR + 2.25% (c)	7.21 (a)	09/28/32	260,919
		Merrill Lynch Mortgage Investors Trust
	7		5.034(a)	01/25/37	6,491
	7	6 Month Term SOFR + 0.93%	5.133(a)	04/25/29	6,496
	50	Morgan Stanley Mortgage Loan Trust (f)	6.566(a)	02/25/34	49,189

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ■ July 31, 2025 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
	$54	National City Mortgage Capital Trust	6.00%	03/25/38	$51,708
GBP	333	Newgate Funding PLC 3 Month GBP SONIA + 3.12% (United Kingdom)	7.358(a)	12/15/50	433,302
	$5,359	NRM FHT1 Excess Owner LLC, Class A (c)	6.545	03/25/32	5,395,845
	7,500	Ocwen Loan Investment Trust (c)	3.00 (a)	06/25/36 - 02/25/37	7,108,317
	5,000	Onity Loan Investment Trust (c)	5.00 (a)	08/25/37	4,678,612
	1,776	Onslow Bay Financial LLC, Class A1 (c)	3.00 (a)	01/25/52	1,498,471
	845	PRET LLC (c)	4.843	09/25/51	843,645
	695	Prime Mortgage Trust, Class M3, 1 Month Term SOFR + 0.83%	5.187(a)	02/25/35	609,845
	2,117	PRKCM 2023-AFC1 Trust, Class A1 (c)	6.598	02/25/58	2,123,203
	1,398	PRKCM 2023-AFC4 Trust, Class A1 (c)	7.225	11/25/58	1,420,616
EUR	4,000	PRPM Fundido DAC 3 Month EURIBOR + 2.00% (Spain) (c)	4.181(a)	04/29/75	4,390,413
		PRPM LLC
	$1,019	(c)	3.75	03/25/54	959,164
	2,000	(c)	4.00	05/25/54	1,813,435
	755	(c)	4.40	04/25/67	753,880
	1,909	(c)	6.469	05/25/30	1,912,607
	1,671	Rain City Mortgage Trust (c)	6.53 (a)	11/25/29	1,670,168
	2,721	Rate Mortgage Trust, Class A1 (c)	6.00 (a)	12/25/54	2,739,708
	34	RBSSP Resecuritization Trust (c)	93.305(a)	09/26/37	250,974
	83	RCKT Mortgage Trust, Class A1 (c)	6.50 (a)	06/25/54	85,105
	3,589	Redwood Funding Trust, Class A (c)	7.50	07/25/59	3,614,781
	13,204	Residential Asset Securitization Trust, IO	0.50	04/25/37	261,762
EUR	253	Resloc UK PLC 3 Month EURIBOR + 0.45% (United Kingdom)	2.425(a)	12/15/43	272,672
	$1,663	RiverView HECM Trust 1 Month Term SOFR + 0.38%	4.737	05/25/47	1,451,224
		RMF Buyout Issuance Trust
	500	(c)	3.147(a)	11/25/31	482,683
	2,000	(c)	3.69 (a)	11/25/31	1,891,228
	1,500	(c)	4.50 (a)	04/25/32	1,287,872
	5,250	(c)	4.704(a)	11/25/31	4,939,847
	1,200	(c)	4.75 (a)	10/25/50	1,056,081
	13,643	(c)	6.00 (a)	11/25/31 - 10/25/50	11,391,771
		RMF Proprietary Issuance Trust
	1,083	(c)	2.125(a)	09/25/61	952,731
	3,771	(c)	2.75 (a)	10/25/63	3,589,839
	2,173	(c)	3.00 (a)	01/25/62	2,005,249
	2,237	(c)	3.25 (a)	04/26/60	2,048,334
	4,250	(c)	3.75 (a)	06/25/62	3,778,726
	2,150	(c)	4.00 (a)	08/25/62	2,078,355

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ■ July 31, 2025 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Saluda Grade Alternative Mortgage Trust
	$2,139	(c)	7.118%	01/25/30	$2,140,117
	4,700	(c)	7.50 (a)	02/25/30 - 05/25/50	4,753,979
		Seasoned Credit Risk Transfer Trust
	18,979		3.00	09/25/55 - 11/25/63	16,164,053
	2,067		3.25	07/25/56 - 06/25/57	1,813,564
	2,281		3.50	07/25/58 - 05/25/64	1,973,566
	1,948		4.00	03/25/58 - 02/25/59	1,814,716
	1,200	(c)	4.25 (a)	05/25/60	1,142,431
	4,471	(c)	4.50 (a)	06/25/57 - 02/25/59	4,227,694
	11,081	(c)	4.75 (a)	07/25/58 - 10/25/58	10,760,312
	52	Sequoia Mortgage Trust 1 Month Term SOFR + 0.89%	5.245(a)	01/20/36	37,651
	135	Structured Adjustable Rate Mortgage Loan Trust 1 Month Term SOFR + 0.35%	4.707(a)	03/25/35	122,469
	63	Structured Asset Mortgage Investments II Trust 1 Month Term SOFR + 0.57%	4.927(a)	05/25/45	56,395
	43	Structured Asset Securities Corp. Mortgage Pass-Through Certificates	7.411(a)	11/25/30	41,904
	7,612	Su Casita, Class A, 1 Month Term SOFR + 0.34% (Mexico) (c)	4.697(a)	08/26/35	6,241,482
EUR	739	TDA 19-Mixto FTA 3 Month EURIBOR + 3.50% (Spain)	5.536	03/22/36	847,551
	357	TDA 27 FTA 3 Month EURIBOR + 0.19% (Spain)	2.17 (a)	12/28/50	375,010
	$108	TIAA Bank Mortgage Loan Trust (c)	4.00 (a)	11/25/48	100,958
	155	WaMu Mortgage-Backed Pass-Through Certificates	6.371(a)	12/19/39	154,198
		Total Mortgages - Other (Cost $229,168,586)			240,060,845

		Short-Term Investments (22.0%)
		Commercial Paper (2.1%)
	3,000	Banco Santander SA (Spain) (c)(g)	4.525	01/14/26	2,940,932
	5,000	Brookfield Corporate Treasury Ltd. (Canada) (c)(g)	5.028	09/29/25	4,959,916
	2,000	Danske Bank AS (Denmark) (c)(g)	4.633	01/09/26	1,960,913
	3,000	HSBC USA, Inc. (c)(g)	4.858	01/27/26	2,933,250
		Total Commercial Paper (Cost $12,793,686)			12,795,011

		U.S. Treasury Securities (18.4%)
		U.S. Treasury Bill,
	25,000	(h)	4.183	10/30/25	24,735,344
	10,000	(h)	4.194	10/23/25	9,902,331
	10,000	(h)	4.216	12/26/25	9,829,664
	10,000	(h)	4.252	8/26/25	9,970,187

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ■ July 31, 2025 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
$20,000	(h)(i)	4.283%	11/20/25	$19,741,690
5,000	(h)	4.293	1/2/26	4,911,655
3,000	(h)(i)	4.303	11/20/25	2,961,253
15,000	(h)(i)	4.309	11/20/25	14,806,267
5,000	(h)	4.315	11/28/25	4,930,457
2,434	(h)	4.317	8/5/25	2,432,834
5,000	(h)	4.363	8/21/25	4,988,081
	Total U.S. Treasury Securities (Cost $109,239,315)			109,209,763

Number of Shares (000)
	Investment Company (1.5%)
8,706	Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 4.23% (j) (Cost $8,705,558)		8,705,558
	Total Short-Term Investments (Cost $130,738,559)		130,710,332

	Total Investments (Cost $707,061,296) (k)(l)	121.1%	720,655,758
	Liabilities in excess of Other Assets	(21.1)	(125,520,203)
	Net Assets	100.0%	$595,135,555

CMT	Constant Maturity Treasury Note Rate.
DAC	Designated Activity Company.
EURIBOR	Euro Interbank Offered Rate.
HECM	Home Equity Conversion Mortgage.
IO	Interest Only Security.
LIBOR	London Interbank Offered Rate.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
SOFR30A	30-Day Average Secured Overnight Financing Rate.
SONIA	Sterling Overnight Index Average.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
TBA	To Be Announced.
@	Principal amount is less than $500.
(a)	Floating or variable rate securities: The rates disclosed are as of July 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(b)	Security is subject to delayed delivery.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Capital appreciation bond.
(e)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at July 31, 2025.
(f)	For the nine months ended July 31, 2025, the proceeds from paydowns of Morgan Stanley Mortgage Loan Trust, Mortgage - Other, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor under the Investment Company Act of 1940, was $6,869, including net realized losses of $40.
(g)	The rates shown are the effective yields at the date of purchase.
(h)	Rate shown is the yield to maturity at July 31, 2025.
(i)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(j)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the nine months ended July 31, 2025, advisory fees paid were reduced by $11,927 relating to the Fund's investment in the Liquidity Fund.
(k)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts and futures contracts.
(l)	At July 31, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $21,003,272 and the aggregate gross unrealized depreciation is $6,626,695, resulting in net unrealized appreciation of $14,376,577.

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ■ July 31, 2025 (unaudited) continued

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at July 31, 2025:

Counterparty	Contracts to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation (Depreciation)
Australia & New Zealand Banking Group Ltd.		$282,704	EUR	240,077	9/25/25	$(7,784)
Bank of America NA		$136,164	DKK	878,356	9/25/25	(1,339)
Barclays Bank PLC		$1,180,619	EUR	1,000,000	9/25/25	(35,487)
BNP Paribas SA	CAD	2,248,187		$1,645,083	9/25/25	18,182
BNP Paribas SA	EUR	20,973,082		$24,204,356	9/25/25	187,413
Deutsche Bank AG	DKK	46,200,506		$7,190,852	9/25/25	99,219
HSBC Bank PLC	DKK	23,020,198		$3,638,601	9/25/25	105,072
HSBC Bank PLC		$470,692	EUR	400,000	9/25/25	(12,639)
JPMorgan Chase Bank NA	GBP	1,851,015		$2,497,071	9/25/25	51,290
JPMorgan Chase Bank NA		$819,573	GBP	605,022	9/25/25	(20,146)
Standard Chartered Bank	DKK	9,878,087		$1,565,000	9/25/25	48,744
Standard Chartered Bank		$131,806	CAD	181,336	9/25/25	(582)
Standard Chartered Bank		$387,645	EUR	334,731	9/25/25	(4,334)
Westpac Banking Corp.		$267,348	GBP	200,000	9/25/25	(3,084)
						$424,525

Futures Contracts:

The Fund had the following futures contracts open at July 31, 2025:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value	Unrealized Appreciation (Depreciation)
Long:
U.S. Treasury 2 yr. Note (United States)	109	Sep-25	$21,800	$22,561,297	$(23,325)
U.S. Treasury 5 yr. Note (United States)	780	Sep-25	78,000	84,374,062	224,924
U.S. Treasury 10 yr. Note (United States)	100	Sep-25	10,000	11,106,250	108,237
U.S. Treasury Long Bond (United States)	15	Sep-25	1,500	1,712,813	47,754
					$357,590

CAD	— Canadian Dollar
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

Portfolio Composition (Unaudited)

CLASSIFICATION	Percentage of Total Investments
Mortgages - Other	33.3%
Agency Fixed Rate Mortgages	26.8
Short-Term Investments	18.1
Asset-Backed Securities	15.0
Commercial Mortgage-Backed Securities	3.3
Corporate Bonds	1.7
Collateralized Mortgage Obligations - Agency Collateral Series	1.5
Agency Adjustable Rate Mortgages	0.3
Total	100.0	%*

*	Does not include open futures contracts with a value of $119,754,422 and net unrealized appreciation of $357,590. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of $424,525.

Morgan Stanley Mortgage Securities Trust

Notes to Portfolio of Investments ■ July 31, 2025 (unaudited)

Valuation of Investments — (1) Fixed income securities may be valued by an outside pricing service/vendor approved by the Fund’s Board of Trustees (the “Trustees”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security’s fair value or the pricing service/vendor or exchange is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (2) when market quotations are not readily available, as defined by Rule 2a−5 under the Act, including circumstances under which the Adviser, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Trustees. Each business day, the Fund uses a third-party pricing service approved by the Trustees to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (3) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (4) foreign exchange transactions (“spot contracts”) and foreign exchange forward contracts (“forward contracts”) are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value (“NAV”) as of the close of each business day.

In connection with Rule 2a−5 of the Act, the Trustees have designated the Fund’s Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund’s Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Morgan Stanley Mortgage Securities Trust

Notes to Portfolio of Investments ■ July 31, 2025 (unaudited) continued

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) ASC 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

●	Level 1 — unadjusted quoted prices in active markets for identical investments

●	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley Mortgage Securities Trust

Notes to Portfolio of Investments ■ July 31, 2025 (unaudited) continued

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2025:

Investment Type	Level 1 Unadjusted Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$2,351,445	$—	$2,351,445
Agency Fixed Rate Mortgages	—	192,683,135	—	192,683,135
Asset-Backed Securities	—	108,240,691	—	108,240,691
Collateralized Mortgage Obligations - Agency Collateral Series	—	10,411,539	—	10,411,539
Commercial Mortgage-Backed Securities	—	23,988,643	—	23,988,643
Corporate Bonds	—	12,209,128	—	12,209,128
Mortgages - Other	—	240,060,845	—	240,060,845
Total Fixed Income Securities	—	589,945,426	—	589,945,426
Short-Term Investments
Commercial Paper	—	12,795,011	—	12,795,011
U.S. Treasury Securities	—	109,209,763	—	109,209,763
Investment Company	8,705,558	—	—	8,705,558
Total Short-Term Investments	8,705,558	122,004,774	—	130,710,332
Foreign Currency Forward Exchange Contracts	—	509,920	—	509,920
Futures Contracts	380,915	—	—	380,915
Total Assets	9,086,473	712,460,120	—	721,546,593
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(85,395)	—	(85,395)
Future Contract	(23,325)	—	—	(23,325)
Total Liabilities	(23,325)	(85,395)	—	(108,720)
Total	$9,063,148	$712,374,725	$—	$721,437,873

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.